DISCOUNTINUED OPERATIONS	12 Months Ended
Sep. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
DISCOUNTINUED OPERATIONS

NOTE 4 — DISCOUNTINUED OPERATIONS

On September 30, 2024, the Company’s operating subsidiary Xi`an App-Chem and its wholly owned subsidiary, Gansu BMK entered into an Asset Selling Agreement (the “Agreement”) with Xinjiang Baixiangquan Aromatic (Tech) Co., Ltd. (“Baixiangquan”). Under the Agreement, Xi`an App-Chem has agreed to sell all the assets of Gansu BMK to Baixiangquan by transferring 100% of the equity interests in Gansu BMK to Baixiangquan for a consideration of RMB 43.3 million ($6.2 million).

As of September 30, 2024, the Company classified the assets and liabilities in Gansu BMK as held for sale and expected to completed the the equity transfer registration in April 2025. The following table summarizes the major classes of assets and liabilities of the discontinued Gansu BMK that have been classified as held-for-sale in the consolidated balance sheets:

	September 30, 2024		September 30, 2023

Carrying amounts of the major classes of assets included in discontinued operations:	$		$
Cash		1,405		1,517
Advance to suppliers		6,982,444		6,716,008
Property and equipment, net		5,812,646		5,582,213
Intangible assets, net		232,965		228,877
Total assets classified as held for sale		$13,029,460		$12,528,615

Carrying amounts of the major classes of liabilities included in discontinued operations:
Due to related parties		11,543		6,168
Total liabilities classified as held for sale		$11,543		$6,168

A summary of the Company’s major classes of line items constituting net loss from discontinued operations for the years ended September 30, 2024, 2023 and 2022 is as follows:

	For the Years Ended September 30,
	2024	2023	2022
Revenue	$-	$-	$-
Cost of revenue	-	-	-
Gross profit	-	-	-

Income (Expenses):
General and administrative expenses	(19,445)	(17,819)	(59,489)
Interest income	3	5	14
Interest expense	(70)	(56)	(68)
Other expenses	-	(17)	-
Net loss from discontinued operation before income taxes	(19,512)	(17,887)	(59,543)
Income tax expenses	-	-	-
Net loss from discontinued operation	$(19,512)	$(17,887)	$(59,543)

A summary of the Company’s cash flows from discontinued operations for the years ended September 30, 2024, 2023 and 2022 is as follows:

	For the Years Ended September 30,
	2024	2023	2022
	$	$	$
Net cash (used in) provided by operating activities from discontinued operations	(14,649)	(6,960,024)	(29,996)
Net cash used in investing activities from discontinued operations	(8,745)	(460,125)	(2,667,769)
Net cash provided by financing activities from discontinued operations	4,997	3,063	244